Consolidated Interim Statements of Financial Position - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 23,502,519	$ 1,026,990	$ 1,084,701	$ 202,712
Amounts receivable	1,482,718	709,805		773,311
Prepaid expenses and deposits	4,150,400	95,503		24,302
Total current assets	29,135,637	1,832,298		1,000,325
Oil and gas properties, net	627,360	1,420,613		2,224,473
Evaluation and exploration assets	3,111,591	3,116,146		3,122,443
Property and equipment, net	249,971	147,134		128,257
Restricted cash	4,353	5,438		11,763
Total assets	33,128,912	6,521,629		6,487,261
Current liabilities:
Accounts payable and accrued liabilities	1,437,097	852,481		1,496,510
Loans payable	53,706	630,534		549,424
Lease liability	4,312	6,732		12,116
Total current liabilities	1,495,115	1,489,747		2,058,050
Asset retirement obligation	8,431,633	8,993,108		9,355,422
Loans payable	63,444	18,513		17,730
Convertible debt				11,027
Derivative liability	516,903	472,899		1,804,572
Lease liability	7,413	8,592		27,693
Total liabilities	10,514,508	10,982,859		13,274,494
Stockholders’ equity (deficiency):
Common stock	3,276	1,828		1,253
Share premium	57,554,973	32,175,293		26,331,369
Notes and amounts receivable for equity issued	(1,211,809)	(1,193,641)
Warrant and option reserve	5,317,172	1,040,779		1,177,099
Shares to be cancelled	7,661	5,323
Obligation to issue shares	51,208	7,450		15,342
Accumulated other comprehensive loss	(1,572,298)	(847,412)		(490,172)
Accumulated deficit	(37,535,779)	(35,650,850)		(33,822,124)
Total stockholders’ equity (deficiency)	22,614,404	(4,461,230)	$ (11,747,636)	(6,787,233)
Total liabilities and stockholders’ equity (deficiency)	$ 33,128,912	$ 6,521,629		$ 6,487,261